Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard FTSE Social Index Fund

Supplement Dated March 23, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019

On December 17, 2019, FTSE Group announced that it would revise the methodology for the FTSE4Good US Select Index, the index tracked by Vanguard FTSE Social Index Fund, to update the environmental, social, and governance (ESG) screens, and that the timing of the index reviews will move from annually to quarterly. These changes are now effective.

Accordingly, effective immediately, the following changes are made to the Fund's prospectus and summary prospectus.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading "Principal Investment Strategies" in the Fund Summary section:

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index, which is market-capitalization weighted, is composed of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The FTSE4Good US Select Index excludes stocks of companies that FTSE Group (FTSE) determines engage in the following activities: (i) produce adult entertainment; (ii) produce alcoholic beverages; (iii) produce tobacco products; (iv) produce (or produce specific and critical parts or services for) nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) produce other weapons for military use; (vi) produce firearms or ammunition for non-military use; (vii) own proved or probable reserves in coal, oil, or gas, or any company that FTSE determines has a primary business activity in: (a) the exploration and drilling for, as well as producing, refining, and supplying, oil and gas products, (b) the supply of equipment and services to oil fields and offshore platforms, (c) the operations of pipelines carrying oil, gas, or other forms of fuel, (d) integrated oil and gas companies that provide a combination of services listed in (a)-(c) above, including the refining and marketing of oil and gas products, or (e) the exploration for or mining of coal; (viii) provide gambling services; and (ix) generate revenues from nuclear power production. The Index methodology also excludes the stocks of companies that, as FTSE determines, do not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria. The components of the Index are likely to change over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

For additional details regarding the Index methodology, please see the Methodology section of FTSE's website for the FTSE4Good Index Series.

© 2020 The Vanguard Group, Inc. All rights
reserved. Vanguard Marketing Corporation,
Distributor. PS 513A 032020
Vanguard FTSE Social Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard FTSE Social Index Fund

Supplement Dated March 23, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019

On December 17, 2019, FTSE Group announced that it would revise the methodology for the FTSE4Good US Select Index, the index tracked by Vanguard FTSE Social Index Fund, to update the environmental, social, and governance (ESG) screens, and that the timing of the index reviews will move from annually to quarterly. These changes are now effective.

Accordingly, effective immediately, the following changes are made to the Fund's prospectus and summary prospectus.

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading "Principal Investment Strategies" in the Fund Summary section:

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index, which is market-capitalization weighted, is composed of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. The FTSE4Good US Select Index excludes stocks of companies that FTSE Group (FTSE) determines engage in the following activities: (i) produce adult entertainment; (ii) produce alcoholic beverages; (iii) produce tobacco products; (iv) produce (or produce specific and critical parts or services for) nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) produce other weapons for military use; (vi) produce firearms or ammunition for non-military use; (vii) own proved or probable reserves in coal, oil, or gas, or any company that FTSE determines has a primary business activity in: (a) the exploration and drilling for, as well as producing, refining, and supplying, oil and gas products, (b) the supply of equipment and services to oil fields and offshore platforms, (c) the operations of pipelines carrying oil, gas, or other forms of fuel, (d) integrated oil and gas companies that provide a combination of services listed in (a)-(c) above, including the refining and marketing of oil and gas products, or (e) the exploration for or mining of coal; (viii) provide gambling services; and (ix) generate revenues from nuclear power production. The Index methodology also excludes the stocks of companies that, as FTSE determines, do not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria. The components of the Index are likely to change over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

For additional details regarding the Index methodology, please see the Methodology section of FTSE's website for the FTSE4Good Index Series.

© 2020 The Vanguard Group, Inc. All rights
reserved. Vanguard Marketing Corporation,
Distributor. PS 513A 032020